Earnings Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net income (loss)	$ 1,414,615	$ (715,280)
Weighted average common shares outstanding:
Number of shares used in per share calculation (basic)	15,401,893	14,711,586
Options to purchase common stock	71,859
Restricted stock units	944,274
Common stock warrants	457,357
Number of shares used in per share calculation (diluted)	16,875,383	14,711,586
Earnings (Loss) per common share:
Basic	$ .09	$ (0.05)
Diluted	$ .08	$ (0.05)
Antidilutive securities	1,857,593	3,623,092
Warrant [Member]
Earnings (Loss) per common share:
Antidilutive securities	848,927
Restricted Stock Units [Member]
Earnings (Loss) per common share:
Antidilutive securities	289,982	1,002,700
Warrant [Member]
Earnings (Loss) per common share:
Antidilutive securities		1,916,671
Stock Options [Member]
Earnings (Loss) per common share:
Antidilutive securities	718,684	703,721